Shareholder Report, Holdings (Details) - Capital Group Dividend Growers ETF	Nov. 30, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.44%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.67%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%